DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred Tax Assets And Liabilities
Deferred tax assets	$ 517	¥ 3,291	¥ 5,624
Offset amount	(507)	(3,225)	(2,704)
Deferred tax assets after offsetting	10	66	2,920
Deferred tax liabilities before offsetting	908	5,769	13,130
Offset amount	(507)	(3,225)	(2,704)
Deferred tax liabilities after offsetting	$ 401	¥ 2,544	¥ 10,426